UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0709
1.743118.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.0006%	$ 1,000.00	$ 1,003.70	$ -**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ -**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	65.9	75.8	81.7
31 - 90	20.9	19.8	15.4
91 - 180	4.0	1.4	1.0
181 - 397	9.2	3.0	1.9
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity Cash Central Fund	48 Days	29 Days	19 Days
All Taxable Money Market Funds Average*	51 Days	45 Days	44 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Bank CDs, BAs, TDs, and Notes 9.0%	Bank CDs, BAs, TDs, and Notes 0.0%
Government Securities 58.9%	Government Securities 46.5%
Interfund Loans 0.1%	Interfund Loans 0.1%
Repurchase Agreements 32.5%	Repurchase Agreements 53.4%
Net Other Assets** (0.5)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/2/09	3/3/09	12/2/08	9/2/08	6/3/08
Fidelity Cash Central Fund	0.53%	0.61%	1.28%	2.31%	2.46%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Federal Agencies - 43.8%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 12.6%
6/1/09 to 8/12/09	0.41 to 1.05% (d)	$ 2,373,150,000	$ 2,373,039,376
Federal Home Loan Bank - 16.4%
6/1/09 to 6/4/10	0.24 to 3.04 (c)(d)	3,107,510,000	3,107,076,171
Freddie Mac - 14.8%
6/3/09 to 7/24/09	0.21 to 2.61 (d)	2,793,325,000	2,792,868,555
TOTAL FEDERAL AGENCIES			8,272,984,102
Interfund Loans - 0.1%

With Fidelity Europe Fund at 0.48% due 6/1/09 (b)	24,447,000	24,447,000
U.S. Treasury Obligations - 15.1%

U.S. Treasury Bills - 15.1%
7/30/09 to 6/3/10	0.13 to 0.74 (c)	2,864,441,000	2,857,126,068
Time Deposits - 9.0%

Citibank NA
6/1/09	0.19%	700,000,000	700,000,000
JPMorgan Chase Bank
6/1/09	0.19%	300,000,000	300,000,000
Nordea Bank AB
6/1/09	0.18%	700,000,000	700,000,000
TOTAL TIME DEPOSITS			1,700,000,000
Repurchase Agreements - 32.5%
	Maturity Amount
In a joint trading account at:
0.17% dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 5,521,178,852	5,521,100,000
(Collateralized by U.S. Treasury Obligations) #	204,559,937	204,557,000
0.18% dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Government Obligations) #	245,548,683	245,545,000
Repurchase Agreements - continued
	Maturity Amount	Value
In a joint trading account at: - continued
0.18% dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Government Obligations) #	$ 100,336,540	$ 100,335,000
With Banc of America Securities LLC at 0.42%, dated 5/29/09 due 6/1/09 (Collateralized by Corporate Obligations valued at $73,502,573, 4.8% - 5.75%, 8/28/09 - 5/15/19)	70,002,450	70,000,000
TOTAL REPURCHASE AGREEMENTS		6,141,537,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $18,996,094,170)	18,996,094,170
NET OTHER ASSETS - (0.5)%	(101,549,991)
NET ASSETS - 100%	$ 18,894,544,179
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,521,100,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 243,526,974
Bank of America, NA	468,800,924
Barclays Capital, Inc.	781,334,874
Credit Suisse Securities (USA) LLC	38,584,139
Deutsche Bank Securities, Inc.	863,513,592
HSBC Securities (USA), Inc.	781,334,874
ING Financial Markets LLC	260,444,958
J.P. Morgan Securities, Inc.	1,823,114,707
Mizuho Securities USA, Inc.	130,222,479
Societe Generale, New York Branch	130,222,479
$ 5,521,100,000
Repurchase Agreement / Counterparty	Value
$204,557,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 101,230,229
Banc of America Securities LLC	39,751,388
Barclays Capital, Inc.	53,845,866
Deutsche Bank Securities, Inc.	9,729,517
$ 204,557,000
$245,545,000 due 6/01/09 at 0.18%
ING Financial Markets LLC	$ 245,545,000

$100,335,000 due 6/01/09 at 0.18%
Banc of America Securities LLC	$ 38,127,300
Barclays Capital, Inc.	22,073,700
UBS Securities LLC	40,134,000
$ 100,335,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,996,094,170	$ -	$ 18,996,094,170	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $6,141,537,000) - See accompanying schedule: Unaffiliated issuers (cost $18,971,647,170)	$ 18,971,647,170
Other affiliated issuers (cost $24,447,000)	24,447,000
Total Investments (cost $18,996,094,170)		$ 18,996,094,170
Interest receivable		13,276,836
Other affiliated receivables		984
Total assets		19,009,371,990

Liabilities
Payable to custodian bank	$ 469
Payable for investments purchased on a delayed delivery basis	105,733,196
Distributions payable	9,073,981
Other payables and accrued expenses	20,165
Total liabilities		114,827,811

Net Assets		$ 18,894,544,179
Net Assets consist of:
Paid in capital		$ 18,895,003,094
Distributions in excess of net investment income		(58,958)
Accumulated undistributed net realized gain (loss) on investments		(399,957)
Net Assets, for 18,887,349,048 shares outstanding		$ 18,894,544,179
Net Asset Value, offering price and redemption price per share ($18,894,544,179 ÷ 18,887,349,048 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2009

Investment Income
Interest (including $522,314 from affiliated interfund lending)		$ 385,376,647

Expenses
Custodian fees and expenses	$ 136,576
Independent trustees' compensation	100,119
Total expenses before reductions	236,695
Expense reductions	(164,240)	72,455
Net investment income		385,304,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,836,864
Net increase in net assets resulting from operations		$ 388,141,056

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2009	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 385,304,192	$ 1,412,708,132
Net realized gain (loss)	2,836,864	676,274
Net increase in net assets resulting from operations	388,141,056	1,413,384,406
Distributions to shareholders from net investment income	(385,363,151)	(1,412,650,563)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	220,465,409,966	259,059,022,450
Reinvestment of distributions	-	6,859
Cost of shares redeemed	(233,985,902,100)	(255,271,251,216)
Net increase (decrease) in net assets and shares resulting from share transactions	(13,520,492,134)	3,787,778,093
Total increase (decrease) in net assets	(13,517,714,229)	3,788,511,936

Net Assets
Beginning of period	32,412,258,408	28,623,746,472
End of period (including distributions in excess of net investment income of $58,958 and undistributed net investment of $0, respectively)	$ 18,894,544,179	$ 32,412,258,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.043	.053	.041	.020
Distributions from net investment income	(.014)	(.043)	(.053)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.41%	4.34%	5.43%	4.15%	2.05%
Ratios to Average Net AssetsC
Expenses before reductionsB	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyB	-%	-%	-%	-%	-%
Expenses net of all reductionsB	-%	-%	-%	-%	-%
Net investment income	1.54%	4.29%	5.30%	4.11%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,894,544	$ 32,412,258	$ 28,623,746	$ 34,140,434	$ 26,106,168

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-

Cost for federal income tax purposes	$ 18,996,094,170

The tax character of distributions paid was as follows:

	May 31, 2009	May 31, 2008
Ordinary Income	$ 385,363,151	$ 1,412,650,563

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 16,382,482	1.36%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $100,119.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $64,121.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 130 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR, and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions

A total of 26.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $57,805,135 of distributions paid during the period January 1, 2009 to May 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0709
1.743117.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.0014%	$ 1,000.00	$ 1,002.80	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Market Funds Average*	23 Days	30 Days	21 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Variable Rate Demand Notes (VRDNs) 99.7%	Variable Rate Demand Notes (VRDNs) 100.3%
Net Other Assets 0.3%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/1/09	3/2/09	12/1/08	9/1/08	6/2/08
Fidelity Municipal Cash Central Fund	0.41%	0.61%	1.03%	2.20%	1.61%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Alabama - 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.16%, VRDN (b)	$ 3,500,000	$ 3,500,000
Series 1995 E, 0.4%, VRDN (b)	10,000,000	10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.65% (Kimberly-Clark Corp. Guaranteed), VRDN (b)	2,150,000	2,150,000
		21,950,000
Alaska - 2.2%
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) Series 2001, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	55,000,000	55,000,000
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 B, 0.43%, VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.3%, VRDN (b)	5,000,000	5,000,000
		62,000,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	2,570,000	2,570,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.49%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.35%, LOC Bank of America NA, VRDN (b)	350,000	350,000
		7,120,325
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.47%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.4%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		6,000,000
California - 3.0%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11724, 0.34% (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.34% (Liquidity Facility Citibank NA) (b)(d)	$ 3,600,000	$ 3,600,000
California Gen. Oblig. Series 2004 A4, 0.16%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	7,400,000	7,400,000
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.2%, LOC Bank of America NA, VRDN (b)	6,100,000	6,100,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Crossings at Elk Grove Apts.) Series H, 0.37%, LOC Citibank NA, VRDN (b)(c)	7,950,000	7,950,000
California Statewide Cmntys. Dev. Auth. Rev. (Childrens Hosp. Los Angeles Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (b)	1,950,000	1,950,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) Series 2003 A, 0.37%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.37%, LOC Citibank NA, VRDN (b)(c)	2,800,000	2,800,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.55%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 0044, 0.34% (Liquidity Facility Citibank NA) (b)(d)	7,000,000	7,000,000
Series EGL 07 71, 0.34% (Liquidity Facility Citibank NA) (b)(d)	4,600,000	4,600,000
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (b)	4,100,000	4,100,000
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (b)	3,200,000	3,200,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.37%, LOC Citibank NA, VRDN (b)(c)	9,440,000	9,440,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.37%, LOC Citibank NA, VRDN (b)(c)	2,450,000	2,450,000
(Mission Creek Cmnty. Proj.) Series B, 0.37%, LOC Citibank NA, VRDN (b)(c)	7,465,000	7,465,000
		83,980,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 0.3%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.6%, LOC Bank of America NA, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,900,000	4,900,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	1,500,000	1,500,000
		7,400,000
Connecticut - 1.9%
Connecticut Hsg. Fin. Auth. Series 2008 E, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)(c)	51,400,000	51,400,000
Delaware - 1.1%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.55%, VRDN (b)(c)	4,800,000	4,800,000
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.75%, VRDN (b)	5,800,000	5,800,000
Series 1999 B, 1.2%, VRDN (b)(c)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	19,400,000	19,400,000
		31,100,000
District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series DB 505, 0.32% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,400,000	3,400,000
Series EGL 07 0026, 0.62% (Liquidity Facility Citibank NA) (b)(c)(d)	1,100,000	1,100,000
Series Putters 1691, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	435,000	435,000
		4,935,000
Florida - 5.6%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (b)	7,400,000	7,400,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN:
Series Putters 3329, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,665,000	5,665,000
Series ROC II R 11719, 0.39% (Liquidity Facility Citibank NA) (b)(d)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (b)(c)	2,780,000	2,780,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.2%, VRDN (b)	$ 5,400,000	$ 5,400,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.43%, LOC Citibank NA, VRDN (b)(c)	3,235,000	3,235,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.3%, LOC Fannie Mae, VRDN (b)(c)	6,960,000	6,960,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series Merlots 06 B17, 0.46% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	6,645,000	6,645,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.59%, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	11,100,000	11,100,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (b)	11,000,000	11,000,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.6%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 C, 0.28%, LOC Bank of America NA, VRDN (b)	3,300,000	3,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.8%, VRDN (b)	1,400,000	1,400,000
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.26%, LOC Bank of America NA, VRDN (b)	4,300,000	4,300,000
Series 2009 B, 0.26%, LOC Bank of America NA, VRDN (b)	32,700,000	32,700,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.31%, VRDN (b)	3,500,000	3,500,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
North Broward Hosp. District Rev. Series 2005 A:
0.35%, LOC Wachovia Bank NA, VRDN (b)	4,400,000	4,400,000
0.35%, LOC Wachovia Bank NA, VRDN (b)	2,000,000	2,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.5%, LOC Wachovia Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.3%, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.35%, LOC Fannie Mae, VRDN (b)(c)	2,045,000	2,045,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.35%, LOC Bank of America NA, VRDN (b)	$ 1,250,000	$ 1,250,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000,000	1,000,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.47%, LOC Fannie Mae, VRDN (b)(c)	5,985,000	5,985,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.23%, LOC Northern Trust Co., Chicago, VRDN (b)	5,200,000	5,200,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500,000	2,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.47%, LOC Fannie Mae, VRDN (b)(c)	9,300,000	9,300,000
		155,915,000
Georgia - 1.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wachovia Bank NA, VRDN (b)	1,700,000	1,700,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.52%, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.45%, VRDN (b)(c)	15,600,000	15,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.6%, LOC Wachovia Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (b)	3,800,000	3,800,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.24%, VRDN (b)(c)	5,200,000	5,200,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	10,275,000	10,275,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	3,000,000	3,000,000
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Azalea Park Apts. Proj.) Series 1996, 0.35%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Greenhouse Roswell Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (b)	$ 1,000,000	$ 1,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 2.27%, VRDN (b)(c)	1,100,000	1,100,000
		50,180,000
Illinois - 3.1%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.46%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (b)(c)	2,600,000	2,600,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.3%, LOC Harris NA, VRDN (b)	2,000,000	2,000,000
Series 2008 C3, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	12,500,000	12,500,000
Chicago Wtr. Rev. Series 2004 A2, 0.23%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	5,400,000	5,400,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Illinois Fin. Auth. Rev.:
(The Carle Foundation Proj.):
Series 2009 B, 0.25%, LOC Northern Trust Co., Chicago, VRDN (b)	1,875,000	1,875,000
Series 2009 C, 0.15%, LOC Northern Trust Co., Chicago, VRDN (b)	1,800,000	1,800,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,200,000	3,200,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.47%, VRDN (b)(c)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,945,000	3,945,000
(Swedish Covenant Hosp. Proj.) Series 2003 A, 0.35%, LOC Bank of America NA, VRDN (b)	2,095,000	2,095,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,700,000	4,700,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.22%, VRDN (b)(c)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Will County Exempt Facilities Rev.: - continued
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	$ 4,900,000	$ 4,900,000
Series 2001, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	4,200,000	4,200,000
Series 2002, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	3,300,000	3,300,000
Series 2003, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	7,300,000	7,300,000
		87,230,000
Indiana - 4.1%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.5%, LOC Bank of America NA, VRDN (b)(c)	12,000,000	12,000,000
Series 2009 A3, 0.5%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
Series 2009 A5, 0.51%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	3,600,000	3,600,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	2,400,000	2,400,000
Series 2006 A2, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	3,000,000	3,000,000
Indianapolis Multifamily Hsg. Rev. (Washington Pointe Proj.) Series 2009 A, 0.36%, LOC Fannie Mae, VRDN (b)	1,715,000	1,715,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	3,900,000	3,900,000
(BP PLC Proj.):
Series 2002 B, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Series 2002 C, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
Series 2005, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	60,000,000	60,000,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) Series 1999, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	8,940,000	8,940,000
		113,555,000
Iowa - 1.7%
Iowa Fin. Auth. Series 2003 F, 0.41% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(c)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 24,860,000	$ 24,860,000
Series 2009 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	8,750,000	8,750,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.52%, VRDN (b)(c)	12,000,000	12,000,000
		46,810,000
Kansas - 2.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.62%, LOC Bank of America NA, VRDN (b)(c)	6,800,000	6,800,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (b)	35,715,000	35,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	18,620,000	18,620,000
		61,135,000
Kentucky - 5.8%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.5%, LOC Commerzbank AG, VRDN (b)(c)	2,600,000	2,600,000
Series 2008 A, 0.5%, LOC Commerzbank AG, VRDN (b)(c)	3,200,000	3,200,000
Series 2004 A, 0.35%, LOC Commerzbank AG, VRDN (b)(c)	11,500,000	11,500,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.62%, LOC Wachovia Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,000,000	$ 3,000,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	4,790,000	4,790,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,200,000	1,200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.19% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	63,800,000	63,800,000
Series 1999 B, 0.45% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	4,500,000	4,500,000
Series 1999 C, 0.16% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	42,500,000	42,500,000
		160,630,000
Louisiana - 3.9%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.55% (ConocoPhillips Guaranteed), VRDN (b)(c)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,000,000	5,000,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	12,560,000	12,560,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,900,000	5,900,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.45%, VRDN (b)(c)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.22%, VRDN (b)(c)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.22% (Shell Oil Co. Guaranteed), VRDN (b)(c)	27,000,000	27,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.: - continued
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.33% (Shell Oil Co. Guaranteed), VRDN (b)(c)	$ 26,400,000	$ 26,400,000
Series 1993, 0.22% (Shell Oil Co. Guaranteed), VRDN (b)(c)	16,840,000	16,840,000
		107,850,000
Maryland - 0.4%
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series 2006 B, 0.37%, LOC KBC Bank NV, VRDN (b)	2,000,000	2,000,000
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)	2,970,000	2,970,000
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	3,100,000	3,100,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.54% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
		11,070,000
Massachusetts - 2.4%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100,000	1,100,000
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.):
Series U5A, 1%, LOC RBS Citizens NA, VRDN (b)	5,530,000	5,530,000
Series U5B, 0.32%, LOC RBS Citizens NA, VRDN (b)	15,300,000	15,300,000
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	23,700,000	23,700,000
Series 2000 B, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,800,000	12,800,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 1.8% (Liquidity Facility Bayerische Landesbank), VRDN (b)	7,665,000	7,665,000
		66,095,000
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.35%, LOC Bank of New York, New York, VRDN (b)	3,400,000	3,400,000
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2008 B5, 0.21%, VRDN (b)	13,400,000	13,400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 1,740,000	$ 1,740,000
Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	2,500,000	2,500,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 3%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	10,600,000	10,600,000
Series 2008 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,100,000	2,100,000
		33,740,000
Minnesota - 0.2%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 E, 0.16%, LOC Wells Fargo Bank NA, VRDN (b)	2,000,000	2,000,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.43%, LOC Fannie Mae, VRDN (b)(c)	1,650,000	1,650,000
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.33%, LOC Freddie Mac, VRDN (b)	2,210,000	2,210,000
		5,860,000
Mississippi - 1.0%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.15%, VRDN (b)	6,600,000	6,600,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.22%, VRDN (b)	8,555,000	8,555,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.22% (Chevron Corp. Guaranteed), VRDN (b)	8,000,000	8,000,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.52%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)	3,860,000	3,860,000
		28,015,000
Missouri - 2.6%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.6%, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 1999 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	$ 17,550,000	$ 17,550,000
Series 2008 A2, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	7,150,000	7,150,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2005 B, 0.25% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	35,640,000	35,640,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.5%, LOC Bank of America NA, VRDN (b)(c)	2,200,000	2,200,000
Saint Louis Indl. Dev. Auth. Series 1994, 0.6%, LOC Bank of America NA, VRDN (b)(c)	500,000	500,000
		73,040,000
Montana - 0.7%
Forsyth Poll. Cont. Rev. (Avista Corp. Colstrip Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)(c)	13,500,000	13,500,000
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000,000	6,000,000
		19,500,000
Nebraska - 0.7%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,490,000	7,490,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,185,000	1,185,000
Series 2002 C, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,385,000	1,385,000
Series 2007 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,145,000	1,145,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.75%, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.3%, LOC Wachovia Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		18,005,000
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (b)(c)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C3, 3%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	$ 6,800,000	$ 6,800,000
Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000,000	12,000,000
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800,000	2,800,000
Las Vegas Gen. Oblig. Series 2006 C, 0.14%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,725,000	1,725,000
		25,725,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.35%, LOC Wachovia Bank NA, VRDN (b)	3,900,000	3,900,000
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (b)	6,740,000	6,740,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.17%, VRDN (b)	2,200,000	2,200,000
		12,840,000
New Mexico - 2.0%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.28%, LOC Barclays Bank PLC, VRDN (b)	28,555,000	28,555,000
Series 1994 C, 0.25%, LOC Barclays Bank PLC, VRDN (b)(c)	18,500,000	18,500,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.45%, LOC Royal Bank of Canada, VRDN (b)(c)	3,000,000	3,000,000
Series 2008 A3, 0.48%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	4,700,000	4,700,000
		54,755,000
New York - 5.0%
Allegany County Indl. Dev. Agcy. Envir. Facilities Rev. (Atlantic Richfield Co. Proj.) Series 2002, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	7,000,000	7,000,000
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	10,350,000	10,350,000
New York City Gen. Oblig.:
Series 1994 A5, 0.15%, LOC KBC Bank NV, VRDN (b)	6,500,000	6,500,000
Series 1994 A7, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1994 E5, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,400,000	$ 2,400,000
Series 2004 H4, 0.15%, LOC Bank of New York, New York, VRDN (b)	2,300,000	2,300,000
Series 2006 I3, 0.2%, LOC Bank of America NA, VRDN (b)	18,200,000	18,200,000
Series 2006 I5, 0.18%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,840,000	2,840,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (First Avenue Dev. Proj.) Series 2002 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	1,795,000	1,795,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	3,880,000	3,880,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2003 F2, 0.17% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,615,000	10,615,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1D, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400,000	1,400,000
Series C, 1.5% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,350,000	10,350,000
New York Dorm. Auth. Revs.:
Participating VRDN Series ROC II R 11535, 0.38% (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
(Univ. of Rochester Proj.) Series 2003 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	4,500,000	4,500,000
New York Envir. Facilities Corp. Sewage and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 1997 A, 0.25%, VRDN (b)(c)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	4,400,000	4,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.25%, LOC Freddie Mac, VRDN (b)(c)	1,400,000	1,400,000
(Bowery Place Hsg. Proj.) Series 2006 A, 0.35%, LOC Bank of America NA, VRDN (b)(c)	7,700,000	7,700,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	21,800,000	21,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
(Worth Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(c)	2,600,000	2,600,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1992 A, 0.25%, VRDN (b)(c)	500,000	500,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.15%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
		137,470,000
North Carolina - 2.0%
Charlotte Gen. Oblig. Series 2007, 0.35% (Liquidity Facility KBC Bank NV), VRDN (b)	1,035,000	1,035,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (b)	3,000,000	3,000,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
Mecklenburg County Gen. Oblig. Series 1998 C, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,100,000	1,100,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Energy Corp. Proj.) Series 2006 B, 0.4%, LOC Wachovia Bank NA, VRDN (b)(c)	4,700,000	4,700,000
(Goodwill Cmnty. Proj.) Series 2002, 0.35%, LOC Bank of America NA, VRDN (b)	1,615,000	1,615,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.3%, LOC Wachovia Bank NA, VRDN (b)	2,370,000	2,370,000
North Carolina Gen. Oblig. Series 2002 E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,000,000	1,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.3%, LOC Wachovia Bank NA, VRDN (b)	7,975,000	7,975,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.28%, LOC Wachovia Bank NA, VRDN (b)	17,350,000	17,350,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.5%, LOC Bank of America NA, VRDN (b)(c)	6,200,000	6,200,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	2,000,000	2,000,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.6%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 2,500,000	$ 2,500,000
Wake County Gen. Oblig. Series 2007 B, 0.32%, VRDN (b)	1,500,000	1,500,000
		54,845,000
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.) Series 2005 A, 0.44% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	1,000,000	1,000,000
Ohio - 7.5%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,150,000	1,150,000
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.4%, LOC Wachovia Bank NA, VRDN (b)(c)	1,500,000	1,500,000
Columbus Swr. Rev. Participating VRDN Series Putters 2456, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,400,000	1,400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.5%, VRDN (b)(c)	12,200,000	12,200,000
Series 2007 B, 3.5%, VRDN (b)(c)	1,400,000	1,400,000
Series 2007 C, 3.5%, VRDN (b)(c)	1,200,000	1,200,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Kent State Univ. Revs. Series 2009, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	10,540,000	10,540,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 B, 0.15%, VRDN (b)	5,115,000	5,115,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B2, 0.2%, VRDN (b)	12,000,000	12,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	4,200,000	4,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series B, 0.33% (Liquidity Facility Citibank NA), VRDN (b)(c)	60,640,000	60,640,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.2%, VRDN (b)(c)	2,000,000	2,000,000
Series 1999, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	13,300,000	13,300,000
Series 2000, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	16,675,000	16,675,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.: - continued
(BP Exploration & Oil, Inc. Proj.):
Series 2001, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	$ 13,700,000	$ 13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	12,050,000	12,050,000
Series 2004, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	15,700,000	15,700,000
Series B, 0.2% (BP PLC Guaranteed), VRDN (b)(c)	2,400,000	2,400,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.26%, LOC Barclays Bank PLC, VRDN (b)	12,100,000	12,100,000
		209,170,000
Oklahoma - 1.2%
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (b)	31,450,000	31,450,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (b)(c)	2,300,000	2,300,000
		33,750,000
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)(c)	1,595,000	1,595,000
		2,995,000
Pennsylvania - 4.5%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,150,000	2,150,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.35%, LOC Wachovia Bank NA, VRDN (b)	6,700,000	6,700,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,150,000	9,150,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,525,000	1,525,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 2.53%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,600,000	$ 1,600,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.16%, VRDN (b)	18,400,000	18,400,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,790,000	1,790,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.28%, LOC Wachovia Bank NA, VRDN (b)	1,500,000	1,500,000
Series 2008 B, 0.28%, LOC Wachovia Bank NA, VRDN (b)	3,530,000	3,530,000
Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	10,000,000	10,000,000
Lower Merion School District Series 2009 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,300,000	4,300,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	500,000	500,000
Series 2004 D3, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	600,000	600,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,975,000	4,975,000
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,460,000	1,460,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,270,000	4,270,000
(Keystone College Proj.) Series 2001 H5, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,450,000	3,450,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,900,000	1,900,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.46% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,300,000	3,300,000
Series Putters 3297, 0.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,240,000	2,240,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2002 74A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	$ 5,500,000	$ 5,500,000
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	3,140,000	3,140,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500,000	18,500,000
Philadelphia School District Series 2008 B4, 0.3%, LOC Wachovia Bank NA, VRDN (b)	2,500,000	2,500,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 2.65%, LOC RBS Citizens NA, VRDN (b)	4,000,000	4,000,000
		125,070,000
Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
South Carolina - 1.9%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.22%, VRDN (b)(c)	10,200,000	10,200,000
Series 2003, 0.22%, VRDN (b)(c)	4,400,000	4,400,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.28%, LOC Wachovia Bank NA, VRDN (b)	9,500,000	9,500,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	900,000	900,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.45%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 1.1%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.42%, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 7,000,000	$ 7,000,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
		51,500,000
Tennessee - 1.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.34%, LOC Branch Banking & Trust Co., VRDN (b)	4,950,000	4,950,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.26%, LOC Bank of America NA, VRDN (b)	4,665,000	4,665,000
Series 2005, 0.26%, LOC Bank of America NA, VRDN (b)	11,400,000	11,400,000
Series 2008, 0.26%, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.35%, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.35%, LOC Bank of America NA, VRDN (b)	1,080,000	1,080,000
Series 2004, 0.26%, LOC Bank of America NA, VRDN (b)	5,800,000	5,800,000
		31,495,000
Texas - 14.6%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,700,000	2,700,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	26,235,000	26,235,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	29,050,000	29,050,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1993 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	18,000,000	18,000,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.22%, VRDN (b)(c)	5,680,000	5,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.23%, LOC BNP Paribas SA, VRDN (b)(c)	25,000,000	25,000,000
Series 2004, 0.23%, LOC BNP Paribas SA, VRDN (b)(c)	25,000,000	25,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	$ 40,200,000	$ 40,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.45% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 0.22%, VRDN (b)(c)	2,500,000	2,500,000
Series 2001, 0.22%, VRDN (b)(c)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) Series 2003, 0.22%, VRDN (b)(c)	3,000,000	3,000,000
(Exxon Mobil Proj.) Series 2002, 0.15% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 0.22%, VRDN (b)(c)	9,000,000	9,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.22%, VRDN (b)(c)	15,300,000	15,300,000
Series 1994, 0.22%, VRDN (b)(c)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.4%, VRDN (b)(c)	4,800,000	4,800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	18,500,000	18,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	9,095,000	9,095,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.26%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Series 2007 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	15,950,000	15,950,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.55%, VRDN (b)(c)	6,000,000	6,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 0.25%, VRDN (b)	3,900,000	3,900,000
Series 2008 B, 0.25%, VRDN (b)	7,140,000	7,140,000
Houston Util. Sys. Rev. Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.6%, LOC Bank of America NA, VRDN (b)(c)	$ 8,610,000	$ 8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.6%, VRDN (b)(c)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.36% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2007, 0.23%, LOC BNP Paribas SA, VRDN (b)(c)	24,000,000	24,000,000
Series 2008, 0.23%, LOC BNP Paribas SA, VRDN (b)(c)	50,000,000	50,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.45%, LOC Wachovia Bank NA, VRDN (b)(c)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	7,400,000	7,400,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.24%, VRDN (b)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.6%, LOC Wachovia Bank NA, VRDN (b)(c)	1,600,000	1,600,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (b)	4,780,000	4,780,000
		406,705,000
Utah - 1.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)	1,940,000	1,940,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,920,000	14,920,000
Series 2005 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,050,000	26,050,000
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,600,000	2,600,000
		45,510,000
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 2.9%, LOC RBS Citizens NA, VRDN (b)	11,500,000	11,500,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 2.7%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.28%, LOC Wachovia Bank NA, VRDN (b)	$ 1,000,000	$ 1,000,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 B, 0.35%, LOC Banco Espirito Santo SA (BES), VRDN (b)(c)	5,100,000	5,100,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,900,000	6,900,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.33%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	8,545,000	8,545,000
Series 1996 A, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	4,300,000	4,300,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 A, 0.17%, VRDN (b)	1,800,000	1,800,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	8,690,000	8,690,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	26,340,000	26,340,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.3%, LOC Wachovia Bank NA, VRDN (b)	2,380,000	2,380,000
		74,255,000
Washington - 3.4%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.22%, VRDN (b)(c)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 0.22% (BP PLC Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Series 2003, 0.22%, VRDN (b)(c)	8,100,000	8,100,000
Port of Tacoma Rev. Series 2008, 0.35%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	47,130,000	47,130,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,530,000	2,530,000
Washington Health Care Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Columbia Heights Proj.) Series 2004 A, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 9,045,000	$ 9,045,000
(Silver Creek Retirement Proj.) Series 2004 A, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)(c)	11,240,000	11,240,000
(Woodland Retirement Proj.) Series 2003 A, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)(c)	9,300,000	9,300,000
		95,245,000
West Virginia - 1.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.36%, LOC Deutsche Bank AG, VRDN (b)(c)	16,570,000	16,570,000
Series 1990 B, 0.36%, LOC Deutsche Bank AG, VRDN (b)(c)	5,915,000	5,915,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (b)	14,500,000	14,500,000
		36,985,000
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.3%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,800,000	7,800,000
Wyoming - 1.0%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.15%, VRDN (b)	28,540,000	28,540,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,768,670,325)		2,768,670,325
NET OTHER ASSETS - 0.3%		9,165,464
NET ASSETS - 100%		$ 2,777,835,789
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,000,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,768,670,325	$ -	$ 2,768,670,325	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,768,670,325)		$ 2,768,670,325
Cash		500,182
Receivable for investments sold on a delayed delivery basis		8,925,000
Interest receivable		1,190,838
Total assets		2,779,286,345

Liabilities
Distributions payable	944,350
Other payables and accrued expenses	506,206
Total liabilities		1,450,556

Net Assets		$ 2,777,835,789
Net Assets consist of:
Paid in capital		$ 2,777,826,453
Accumulated undistributed net realized gain (loss) on investments		9,336
Net Assets, for 2,777,415,935 shares outstanding		$ 2,777,835,789
Net Asset Value, offering price and redemption price per share ($2,777,835,789 ÷ 2,777,415,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2009

Investment Income
Interest		$ 25,495,588

Expenses
Custodian fees and expenses	$ 31,617
Independent trustees' compensation	6,830
Total expenses before reductions	38,447
Expense reductions	(10,958)	27,489
Net investment income		25,468,099
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,326
Net increase in net assets resulting from operations		$ 25,478,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2009	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,468,099	$ 27,814,149
Net realized gain (loss)	10,326	33,107
Net increase in net assets resulting from operations	25,478,425	27,847,256
Distributions to shareholders from net investment income	(25,468,156)	(27,814,609)
Distributions to shareholders from net realized gain	-	(8,552)
Total distributions	(25,468,156)	(27,823,161)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,743,861,000	3,942,758,248
Cost of shares redeemed	(2,233,918,000)	(3,347,370,948)
Net increase (decrease) in net assets and shares resulting from share transactions	1,509,943,000	595,387,300
Total increase (decrease) in net assets	1,509,953,269	595,411,395

Net Assets
Beginning of period	1,267,882,520	672,471,125
End of period	$ 2,777,835,789	$ 1,267,882,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.032	.037	.029	.017
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.013	.032	.037	.029	.017
Distributions from net investment income	(.013)	(.032)	(.037)	(.029)	(.017)
Distributions from net realized gain	-	-D	-	-	-
Total distributions	(.013)	(.032)	(.037)	(.029)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.34%	3.23%	3.76%	2.94%	1.76%
Ratios to Average Net Assets
Expenses before reductionsC	-%B	-%B	.01%	.01%	-%B
Expenses net of fee waivers, if any	-%B	-%B	.01%	.01%	-%B
Expenses net of all reductions	-%B	-%B	.01%	.01%	-%B
Net investment income	1.30%	3.03%	3.69%	2.84%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,777,836	$ 1,267,883	$ 672,471	$ 899,449	$ 1,636,819

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	9,528

Cost for federal income tax purposes	$ 2,768,670,325

The tax character of distributions paid was as follows:

	May 31, 2009	May 31, 2008
Tax-exempt Income	25,468,156	27,814,609
Long-term Capital Gains	-	8,552
Total	$ 25,468,156	$ 27,823,161

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,830.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,128.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 130 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR, and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 68.91% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0709
1.734009.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.0005%	$ 1,000.00	$ 1,002.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	84.2	89.0	84.6
31 - 90	5.3	7.7	10.7
91 - 180	4.3	1.3	1.7
181 - 397	6.2	2.0	3.0
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity Securities Lending Cash Central Fund	33 Days	18 Days	20 Days
All Taxable Money Market Funds Average*	51 Days	45 Days	44 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Bank CDs, BAs, TDs, and Notes 6.1%	Bank CDs, BAs, TDs, and Notes 10.4%
Government Securities 26.8%	Government Securities 31.6%
Repurchase Agreements 67.7%	Repurchase Agreements 58.0%
Net Other Assets** (0.6)%	Net Other Assets** 0.0%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/2/09	3/3/09	12/2/08	9/2/08	6/3/08
Fidelity Securities Lending Cash Central Fund	.29%	.66%	1.04%	2.37%	2.46%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Certificates of Deposit - 0.7%
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 0.7%
Bank of Montreal
6/23/09	0.86% (a)(d)	$ 96,000,000	$ 96,000,000
Federal Agencies - 15.1%

Fannie Mae - 3.0%
6/1/09	0.41 to 0.48 (d)	420,000,000	419,995,505
Federal Home Loan Bank - 6.2%
6/1/09 to 6/4/10	0.24 to 3.04 (c)(d)	866,390,000	866,297,211
Freddie Mac - 5.9%
6/3/09 to 6/23/09	0.21 to 2.61 (d)	822,675,000	822,535,816
TOTAL FEDERAL AGENCIES			2,108,828,532
U.S. Treasury Obligations - 11.7%

U.S. Treasury Bills - 10.9%
7/30/09 to 6/3/10	0.13 to 0.73	1,525,026,000	1,521,189,602
U.S. Treasury Notes - 0.8%
5/31/10	0.57	100,000,000	102,031,745
TOTAL U.S. TREASURY OBLIGATIONS			1,623,221,347
Medium-Term Notes - 0.4%

Westpac Banking Corp.
7/14/09	1.44 (b)(d)	51,000,000	51,000,000
Time Deposits - 5.0%

Citibank NA
6/1/09	0.19	300,000,000	300,000,000
Nordea Bank AB
6/1/09	0.18	400,000,000	400,000,000
TOTAL TIME DEPOSITS			700,000,000
Repurchase Agreements - 67.7%
	Maturity Amount	Value
In a joint trading account at:
0.17% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 9,000,128,538	$ 9,000,000,000
0.18% dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Government Obligations) #	398,392,976	398,387,000
(Collateralized by U.S. Government Obligations) #	27,208,418	27,208,000
TOTAL REPURCHASE AGREEMENTS		9,425,595,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $14,004,644,879)		14,004,644,879
NET OTHER ASSETS - (0.6)%		(82,286,743)
NET ASSETS - 100%		$ 13,922,358,136
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,000,000 or 0.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,000,000,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 396,975,742
Bank of America, NA	764,197,048
Barclays Capital, Inc.	1,273,661,746
Credit Suisse Securities (USA) LLC	62,896,389
Deutsche Bank Securities, Inc.	1,407,622,091
HSBC Securities (USA), Inc.	1,273,661,746
ING Financial Markets LLC	424,553,915
J.P. Morgan Securities, Inc.	2,971,877,407
Mizuho Securities USA, Inc.	212,276,958
Societe Generale, New York Branch	212,276,958
$ 9,000,000,000
$398,387,000 due 6/01/09 at 0.18%
ING Financial Markets LLC	$ 398,387,000

$27,208,000 due 6/01/09 at 0.18%
Banc of America Securities LLC	$ 10,339,040
Barclays Capital, Inc.	5,985,760
UBS Securities LLC	10,883,200
$ 27,208,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,004,644,879	$ -	$ 14,004,644,879	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $9,425,595,000) - See accompanying schedule: Unaffiliated issuers (cost $14,004,644,879)		$ 14,004,644,879
Interest receivable		5,761,454
Total assets		14,010,406,333

Liabilities
Payable to custodian bank	$ 440
Payable for investments purchased Regular delivery	36,812,945
Delayed delivery	46,973,172
Distributions payable	4,253,511
Other payables and accrued expenses	8,129
Total liabilities		88,048,197

Net Assets		$ 13,922,358,136
Net Assets consist of:
Paid in capital		$ 13,922,530,206
Accumulated undistributed net realized gain (loss) on investments		(172,070)
Net Assets, for 13,919,133,468 shares outstanding		$ 13,922,358,136
Net Asset Value, offering price and redemption price per share ($13,922,358,136 ÷ 13,919,133,468 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2009

Investment Income
Interest		$ 220,863,761

Expenses
Custodian fees and expenses	$ 79,085
Independent trustees' compensation	57,946
Total expenses before reductions	137,031
Expense reductions	(62,373)	74,658
Net investment income		220,789,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,847,372
Net increase in net assets resulting from operations		$ 222,636,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2009	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 220,789,103	$ 784,412,765
Net realized gain (loss)	1,847,372	1,811,031
Net increase in net assets resulting from operations	222,636,475	786,223,796
Distributions to shareholders from net investment income	(220,818,191)	(784,396,722)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	92,604,343,993	120,543,234,084
Cost of shares redeemed	(101,901,472,148)	(118,152,033,216)
Net increase (decrease) in net assets and shares resulting from share transactions	(9,297,128,155)	2,391,200,868
Total increase (decrease) in net assets	(9,295,309,871)	2,393,027,942

Net Assets
Beginning of period	23,217,668,007	20,824,640,065
End of period (including undistributed net investment income of $0 and undistributed net investment income of $28,490, respectively)	$ 13,922,358,136	$ 23,217,668,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.043	.053	.041	.020
Distributions from net investment income	(.014)	(.043)	(.053)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.43%	4.37%	5.45%	4.17%	2.04%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-%B	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%B	-%B	.01%	.01%	.01%
Expenses net of all reductions	-%B	-%B	.01%	.01%	.01%
Net investment income	1.61%	4.18%	5.32%	4.28%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,922,358	$ 23,217,668	$ 20,824,640	$ 13,631,071	$ 9,747,742

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	1,020,012

Cost for federal income tax purposes	$ 14,004,644,879

The tax character of distributions paid was as follows:

	May 31, 2009	May 31,2008
Ordinary Income	$ 220,818,191	$ 784,396,722

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes

Annual Report

4. Fees and Other Transactions with Affiliates.

Delayed Delivery Transactions and When-Issued Securities - continued

in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $57,946.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,427.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 130 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR, and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 19.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0709
1.795174.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.0012%	$ 1,000.00	$ 1,002.30	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	100.0	100.0	100.0
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Market Funds Average*	23 Days	30 Days	21 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Variable Rate Demand Notes (VRDNs) 99.2%	Variable Rate Demand Notes (VRDNs) 98.8%
Net Other Assets 0.8%	Net Other Assets 1.2%

Current and Historical Seven-Day Yields

	6/1/09	3/2/09	12/1/08	9/1/08	6/02/08
Fidelity Tax Free Cash Central Fund	.24%	.52%	.87%	2.09%	1.48%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount	Value
Alabama - 2.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.16%, VRDN (b)	$ 14,500,000	$ 14,500,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.25%, LOC Wachovia Bank NA, VRDN (b)	1,000,000	1,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.3%, VRDN (b)	3,200,000	3,200,000
		18,700,000
Alaska - 6.2%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.13%, VRDN (b)	23,970,000	23,970,000
(ConocoPhillips Proj.) Series 1994 B, 0.43%, VRDN (b)	24,900,000	24,900,000
		48,870,000
Arizona - 0.1%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.2%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,000,000	1,000,000
California - 4.6%
California Gen. Oblig.:
Series 2004 A1, 0.15%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	2,675,000	2,675,000
Series 2004 A2, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,825,000	1,825,000
Series 2004 A4, 0.16%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	16,830,000	16,830,000
Series 2004 B2, 0.2%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,600,000	3,600,000
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Med. Ctr. Proj.) Series 2008 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	3,810,000	3,810,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.34% (Liquidity Facility Citibank NA) (b)(c)	3,000,000	3,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.34% (Liquidity Facility Citibank NA) (a)(b)(c)	4,250,000	4,250,000
		35,990,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 0.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,000,000	$ 3,000,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (b)	1,875,000	1,875,000
		4,875,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series V2, 0.15%, VRDN (b)	9,705,000	9,705,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2002 D1, 0.45% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	1,440,000	1,440,000
		11,145,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,600,000	6,600,000
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (b)	5,730,000	5,730,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.25%, LOC Wachovia Bank NA, VRDN (b)	1,000,000	1,000,000
		6,730,000
Florida - 11.3%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.25%, LOC BNP Paribas SA, VRDN (b)	3,200,000	3,200,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	2,750,000	2,750,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.2%, VRDN (b)	9,520,000	9,520,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.4% (Liquidity Facility Wells Fargo & Co.) (b)(c)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.35%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	$ 1,700,000	$ 1,700,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.23%, LOC Bank of America NA, VRDN (b)	12,350,000	12,350,000
Series 2003 C, 0.28%, LOC Bank of America NA, VRDN (b)	4,020,000	4,020,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.32%, LOC Northern Trust Co., Chicago, VRDN (b)	2,000,000	2,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.31%, VRDN (b)	16,000,000	16,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.36%, LOC Fannie Mae, VRDN (b)	1,900,000	1,900,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.3%, LOC Wachovia Bank NA, VRDN (b)	3,000,000	3,000,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.23%, LOC Northern Trust Co., Chicago, VRDN (b)	17,000,000	17,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.3%, LOC Wachovia Bank NA, VRDN (b)	3,500,000	3,500,000
		88,840,000
Georgia - 3.9%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wachovia Bank NA, VRDN (b)	6,100,000	6,100,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.35%, LOC Freddie Mac, VRDN (b)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(c)	2,830,000	2,830,000
Series PZ 271, 0.4% (Liquidity Facility Wells Fargo & Co.) (b)(c)	6,760,000	6,760,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.33%, VRDN (b)	$ 7,500,000	$ 7,500,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.35%, LOC Fannie Mae, VRDN (b)	5,400,000	5,400,000
		30,855,000
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3395, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,000,000	3,000,000
Illinois - 3.8%
Chicago Board of Ed. Series 2009 A1, 0.32%, LOC Harris NA, VRDN (b)	4,900,000	4,900,000
Chicago Wastewtr. Transmission Rev. Series 2008 C2, 0.3%, LOC Bank of America NA, VRDN (b)	10,400,000	10,400,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.4%, LOC Harris NA, VRDN (b)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B1, 0.25%, LOC Bank of Montreal, VRDN (b)	3,560,000	3,560,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	7,445,000	7,445,000
		30,305,000
Indiana - 1.1%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 2004, 0.1%, VRDN (b)	6,300,000	6,300,000
		8,400,000
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Kansas - 0.5%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.7%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,000,000	$ 3,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.35%, LOC Freddie Mac, VRDN (b)	2,150,000	2,150,000
		5,150,000
Louisiana - 1.2%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 06 0137, 0.54% (Liquidity Facility Citibank NA) (b)(c)	1,040,000	1,040,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
		9,640,000
Maryland - 1.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.33%, LOC Fannie Mae, VRDN (b)	3,200,000	3,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (b)	4,400,000	4,400,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (b)	2,110,000	2,110,000
		9,710,000
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2005 A, 0.4% (Liquidity Facility Citibank NA), VRDN (b)	8,000,000	8,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.15%, VRDN (b)	2,570,000	2,570,000
Series D6, 0.15%, VRDN (b)	15,845,000	15,845,000
		26,415,000
Michigan - 1.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.25%, LOC Bank of America NA, VRDN (b)	14,455,000	14,455,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 0.4%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 E, 0.16%, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,000,000	$ 1,000,000
St. Louis Park Gen. Oblig. Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	1,900,000	1,900,000
		2,900,000
Mississippi - 3.4%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.15%, VRDN (b)	7,900,000	7,900,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.22%, VRDN (b)	18,880,000	18,880,000
		26,780,000
Missouri - 1.7%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.3%, VRDN (b)	3,700,000	3,700,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	2,055,000	2,055,000
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	1,800,000	1,800,000
Series 2008 A2, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	4,500,000	4,500,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2005 B, 0.25% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,100,000	1,100,000
		13,155,000
Nebraska - 1.2%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	9,500,000	9,500,000
Nevada - 0.4%
Clark County School District Participating VRDN Series PZ 174, 0.4% (Liquidity Facility Wells Fargo & Co.) (b)(c)	2,210,000	2,210,000
Las Vegas Gen. Oblig. Series 2006 C, 0.14%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,300,000	1,300,000
		3,510,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 1.8%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (b)	$ 2,000,000	$ 2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.2%, VRDN (b)	11,075,000	11,075,000
Series 2005 A2, 0.17%, VRDN (b)	1,100,000	1,100,000
		14,175,000
New Jersey - 0.8%
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.15%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	2,000,000	2,000,000
Series 2006 R3, 0.17%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	4,600,000	4,600,000
		6,600,000
New Mexico - 0.2%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.28%, LOC Barclays Bank PLC, VRDN (b)	1,600,000	1,600,000
New York - 6.1%
New York City Gen. Oblig.:
Series 1993 E5, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Series 1994 A5:
0.15%, LOC KBC Bank NV, VRDN (b)	3,700,000	3,700,000
0.15%, LOC KBC Bank NV, VRDN (b)	300,000	300,000
Series 2004 H7, 0.2%, LOC KBC Bank NV, VRDN (b)	3,000,000	3,000,000
Series 2006 I5, 0.18%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,200,000	2,200,000
Series 2009 B3, 0.17% (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,000,000	1,000,000
Series I6, 0.18%, LOC California Teachers Retirement Sys., VRDN (b)	13,100,000	13,100,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	5,670,000	5,670,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev. Series C, 1.5% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,050,000	1,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B2, 0.15%, LOC BNP Paribas SA, VRDN (b)	$ 5,000,000	$ 5,000,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1987 A, 0.15%, VRDN (b)	8,100,000	8,100,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.15%, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.15% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	1,000,000	1,000,000
		48,420,000
North Carolina - 1.6%
Charlotte Gen. Oblig. Series 2007, 0.35% (Liquidity Facility KBC Bank NV), VRDN (b)	2,525,000	2,525,000
Mecklenburg County Gen. Oblig. Series 1998 C, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (b)	3,600,000	3,600,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.28%, LOC Wachovia Bank NA, VRDN (b)	1,500,000	1,500,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,600,000	4,600,000
		12,225,000
Ohio - 2.2%
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	1,100,000	1,100,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B3, 0.2%, VRDN (b)	1,750,000	1,750,000
(Kenyon College Proj.) Series 1999, 0.25%, LOC Northern Trust Co., Chicago, VRDN (b)	3,000,000	3,000,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.26%, LOC Barclays Bank PLC, VRDN (b)	11,900,000	11,900,000
		17,750,000
Oklahoma - 2.0%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (b)	12,650,000	12,650,000
		15,650,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 0.2%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)	$ 1,650,000	$ 1,650,000
Pennsylvania - 8.1%
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,625,000	2,625,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900,000	900,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.35%, LOC Barclays Bank PLC, VRDN (b)	2,300,000	2,300,000
Series 2006 A:
0.25%, LOC Barclays Bank PLC, VRDN (b)	7,900,000	7,900,000
0.26%, LOC Barclays Bank PLC, VRDN (b)	5,000,000	5,000,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.32%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,900,000	1,900,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.25% (BP PLC Guaranteed), VRDN (b)	7,300,000	7,300,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.29%, VRDN (b)	1,700,000	1,700,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (PPL Energy Supply LLC Proj.) Series 2009 C, 0.33%, LOC Wachovia Bank NA, VRDN (b)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.41%, LOC UniCredit SpA, VRDN (b)	3,300,000	3,300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	880,000	880,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	15,430,000	15,430,000
Philadelphia School District:
Series 2008 B1, 0.3%, LOC Wachovia Bank NA, VRDN (b)	4,100,000	4,100,000
Series 2008 C1, 0.25%, LOC TD Banknorth, NA, VRDN (b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 900,000	$ 900,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.) Series 2000 C, 0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,500,000	1,500,000
		63,635,000
South Carolina - 0.9%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wachovia Bank NA, VRDN (b)	2,700,000	2,700,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.31%, LOC Branch Banking & Trust Co., VRDN (b)	3,150,000	3,150,000
		6,850,000
Tennessee - 4.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 0.26%, LOC Bank of America NA, VRDN (b)	8,135,000	8,135,000
Series 2005, 0.26%, LOC Bank of America NA, VRDN (b)	11,745,000	11,745,000
Series 2008, 0.26%, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.35%, LOC Freddie Mac, VRDN (b)	3,200,000	3,200,000
		31,580,000
Texas - 9.5%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(c)	4,880,000	4,880,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	6,200,000	6,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	20,200,000	20,200,000
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,100,000	$ 1,100,000
Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (b)	1,300,000	1,300,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,900,000	1,900,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 0.25%, VRDN (b)	7,660,000	7,660,000
Series 2008 B, 0.25%, VRDN (b)	17,860,000	17,860,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.26%, VRDN (b)	1,100,000	1,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	3,100,000	3,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.28%, LOC Freddie Mac, VRDN (b)	2,245,000	2,245,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	5,100,000	5,100,000
		75,145,000
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.35%, LOC BNP Paribas SA, VRDN (b)	7,900,000	7,900,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,700,000	2,700,000
		10,600,000
Virginia - 2.8%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 B, 0.17%, VRDN (b)	1,400,000	1,400,000
Series 2003 C, 0.15%, VRDN (b)	1,000,000	1,000,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	$ 12,750,000	$ 12,750,000
Series 2008 C, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	5,000,000	5,000,000
		22,250,000
Washington - 2.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.44% (Liquidity Facility Citibank NA) (b)(c)	7,850,000	7,850,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 0.3% (Liquidity Facility Societe Generale) (b)(c)	1,555,000	1,555,000
		15,605,000
West Virginia - 0.8%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	6,250,000	6,250,000
Wisconsin - 1.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000,000	10,000,000
Wyoming - 0.2%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.15%, VRDN (b)	1,200,000	1,200,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $782,710,000)		782,710,000
NET OTHER ASSETS - 0.8%		6,596,419
NET ASSETS - 100%		$ 789,306,419
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 782,710,000	$ -	$ 782,710,000	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $782,710,000)		$ 782,710,000
Receivable for investments sold Regular delivery		6,550,020
Delayed delivery		2,450,000
Interest receivable		231,616
Total assets		791,941,636

Liabilities
Payable to custodian bank	$ 422
Payable for investments purchased Regular delivery	2,200,010
Delayed delivery	250,525
Distributions payable	182,118
Other payables and accrued expenses	2,142
Total liabilities		2,635,217

Net Assets		$ 789,306,419
Net Assets consist of:
Paid in capital		$ 789,242,431
Accumulated undistributed net realized gain (loss) on investments		63,988
Net Assets, for 789,104,373 shares outstanding		$ 789,306,419
Net Asset Value, offering price and redemption price per share ($789,306,419 ÷ 789,104,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2009

Investment Income
Interest		$ 9,715,895

Expenses
Custodian fees and expenses	$ 12,532
Independent trustees' compensation	2,760
Total expenses before reductions	15,292
Expense reductions	(5,758)	9,534
Net investment income		9,706,361
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,999
Net increase in net assets resulting from operations		$ 9,727,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2009	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,706,361	$ 19,223,207
Net realized gain (loss)	20,999	135,150
Net increase in net assets resulting from operations	9,727,360	19,358,357
Distributions to shareholders from net investment income	(9,706,319)	(19,223,751)
Distributions to shareholders from net realized gain	-	(136,294)
Total distributions	(9,706,319)	(19,360,045)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,309,757,000	2,169,680,858
Cost of shares redeemed	(1,195,435,000)	(1,986,040,087)
Net increase (decrease) in net assets and shares resulting from share transactions	114,322,000	183,640,771
Total increase (decrease) in net assets	114,343,041	183,639,083

Net Assets
Beginning of period	674,963,378	491,324,295
End of period	$ 789,306,419	$ 674,963,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.031	.036	.028	.017
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.012	.031	.036	.028	.017
Distributions from net investment income	(.012)	(.031)	(.036)	(.028)	(.017)
Distributions from net realized gain	-	-D	-	-	-
Total distributions	(.012)	(.031)	(.036)	(.028)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.24%	3.16%	3.70%	2.87%	1.69%
Ratios to Average Net AssetsC
Expenses before reductions	-%B	-%B	.01%	.02%	.02%
Expenses net of fee waivers, if any	-%B	-%B	.01%	.02%	.02%
Expenses net of all reductions	-%B	-%B	.01%	.01%	.02%
Net investment income	1.32%	3.04%	3.63%	3.05%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 789,306	$ 674,963	$ 491,324	$ 431,507	$ 64,204

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	63,988
Undistributed long-term capital gain	-

Cost for federal income tax purposes	$ 782,710,000

The tax character of distributions paid was as follows:

	May 31, 2009	May 31, 2008
Tax-exempt Income	$ 9,706,319	$ 19,223,751
Ordinary Income	-	49,647
Long-term Capital Gains	-	86,647
Total	$ 9,706,319	$ 19,360,045

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,760.

In addition, through arrangements with the Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,998.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 130 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR, and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2009, $20,999, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2009, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$27,000	$-	$4,500	$-

May 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$28,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the "Funds"):

Services Billed by PwC

May 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$36,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

May 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$40,000	$-	$3,000	$200
Fidelity Municipal Cash Central Fund	$34,000	$-	$3,000	$200
Fidelity Securities Lending Cash Central Fund	$40,000	$-	$3,000	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2009A	May 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$445,000	$430,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	May 31, 2009A	May 31, 2008A
Audit-Related Fees	$3,225,000	$1,245,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2009 A	May 31, 2008 A
PwC	$3,900,000	$2,085,000
Deloitte Entities	$1,375,000	$1,035,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009